OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

fWD DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2024 to September 30, 2024.

Date of Report (Date of earliest event reported): 11/14/2024

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001780253

Claire Khodadad, (646) 482-8722

Name and telephone number, including area code, of the person[s] to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________________

_________________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person[s] to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure1

No Activity to Report.

Item 1.03 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

FWD Depositor, LLC, as securitizer, is filing this Form ABS-15G to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). The last date on which payments on asset-backed securities held by non-affiliates were made was September 5, 2024.

1 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties who might have received repurchase requests (such parties, “Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. In this effort, we made written requests of all trustees and unaffiliated co-sponsors of applicable commercial mortgage backed securities transactions. We followed up written requests made of Demand Entities as we deemed appropriate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FWD Depositor, LLC

Date: November 13, 2024	/s/ Paul Wolpe
	Name:	Paul Wolpe
	Title:	Chief Operating Officer